Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	Intrepid Capital Management Funds Trust
Central Index Key	0001300746
Amendment Flag	false
Document Creation Date	Jan. 29, 2015
Document Effective Date	Jan. 30, 2015
Prospectus Date	Jan. 30, 2015
Intrepid Capital Fund | Investor Class
Risk/Return:
Trading Symbol	ICMBX
Intrepid Capital Fund | Institutional Class
Risk/Return:
Trading Symbol	ICMVX
Intrepid Small Cap Fund | Investor Class
Risk/Return:
Trading Symbol	ICMAX
Intrepid Small Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	ICMZX
Intrepid Income Fund | Institutional Class
Risk/Return:
Trading Symbol	ICMUX
Intrepid Disciplined Value Fund | Investor Class
Risk/Return:
Trading Symbol	ICMCX
Intrepid International Fund | Investor Class
Risk/Return:
Trading Symbol	ICMIX